Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	577,184,872.58	31,229
Yield Supplement Overcollateralization Amount 07/31/24	49,755,654.82	0
Receivables Balance 07/31/24	626,940,527.40	31,229
Principal Payments	26,236,096.61	972
Defaulted Receivables	1,009,061.23	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	46,877,228.64	0
Pool Balance at 08/31/24	552,818,140.92	30,216

Pool Statistics	$ Amount	# of Accounts
Pool Factor	51.57%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	8,259,738.80	342
Past Due 61-90 days	2,735,248.57	116
Past Due 91-120 days	563,826.58	25
Past Due 121+ days	0.00	0
Total	11,558,813.95	483

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.93%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.55%
Delinquency Trigger Occurred	NO

Recoveries	755,596.98
Aggregate Net Losses/(Gains) - August 2024	253,464.25
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.49%
Prior Net Losses/(Gains) Ratio	0.39%
Second Prior Net Losses/(Gains) Ratio	0.88%
Third Prior Net Losses/(Gains) Ratio	0.22%
Four Month Average	0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.43%

Overcollateralization Target Amount	6,357,408.62
Actual Overcollateralization	6,357,408.62
Weighted Average Contract Rate	5.72%
Weighted Average Contract Rate, Yield Adjusted	10.37%
Weighted Average Remaining Term	46.43

Flow of Funds	$ Amount
Collections	30,004,349.18
Investment Earnings on Cash Accounts	16,156.85
Servicing Fee	(522,450.44)
Transfer to Collection Account	-
Available Funds	29,498,055.59

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,147,934.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	1,989,105.63
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,357,408.62
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,068,403.83

Total Distributions of Available Funds	29,498,055.59

Servicing Fee	522,450.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 08/15/24	570,547,246.55
Principal Paid	24,086,514.25
Note Balance @ 09/16/24	546,460,732.30

Class A-1
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2a
Note Balance @ 08/15/24	76,096,518.83
Principal Paid	14,464,486.36
Note Balance @ 09/16/24	61,632,032.47
Note Factor @ 09/16/24	26.7965359%

Class A-2b
Note Balance @ 08/15/24	50,620,727.72
Principal Paid	9,622,027.89
Note Balance @ 09/16/24	40,998,699.83
Note Factor @ 09/16/24	26.7965358%

Class A-3
Note Balance @ 08/15/24	297,200,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	297,200,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-4
Note Balance @ 08/15/24	99,500,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	99,500,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Note Balance @ 08/15/24	31,390,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	31,390,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	15,740,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	15,740,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,343,137.51
Total Principal Paid	24,086,514.25
Total Paid	26,429,651.76

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	332,922.27
Principal Paid	14,464,486.36
Total Paid to A-2a Holders	14,797,408.63

Class A-2b
SOFR Rate	5.35353%
Coupon	6.06353%
Interest Paid	272,835.82
Principal Paid	9,622,027.89
Total Paid to A-2b Holders	9,894,863.71

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2447501
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.0751312
Total Distribution Amount	25.3198813

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.4474881
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	62.8890711
Total A-2a Distribution Amount	64.3365592

A-2b Interest Distribution Amount	1.7832407
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	62.8890712
Total A-2b Distribution Amount	64.6723119

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	82.58
Noteholders' Third Priority Principal Distributable Amount	653.48
Noteholders' Principal Distributable Amount	263.94

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	2,616,119.83
Investment Earnings	11,645.96
Investment Earnings Paid	(11,645.96)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,981,884.07	$5,087,330.61	$4,348,817.70
Number of Extensions	148	189	154
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	0.78%	0.64%